MERITZ & MUENZ LLP

                                COUNSELORS AT LAW

                                2021 O Street, NW
                              Washington, DC 20036

                                    --------

                            Telephone: (202) 787-1964
                            Facsimile: (202) 787-3909
                           E-mail: Lmuenz@comcast.net

                                November 10, 2005

Ms. Maureen Bauer
Staff Accountant
Securities and Exchange Commission
Division of Corporate Finance
Mail Stop 3561
100 F Street, NE
Washington, DC 20549

RE: MM(2) GROUP, INC. (FORMERLY WIEN GROUP, INC.)
    ITEM 4.01 FORM 8-K DATED OCTOBER 19, 2005

On behalf of MM(2) Group, Inc. (the "Company"), I hereby I hereby wish to respond to your letter dated November 3, 2005.

The Company has filed Amendment No. 2 to the Form 8-K dated October 19, 2005 to conform to your comments and has attached a revised letter from the former accountants as Exhibit 16.1.

The Company hereby acknowledges:

1. The Company is responsible for the adequacy and accuracy of the disclosure in the filing
2. Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and
3. The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

                                                     Respectfully yours,

                                                     /s/ Lawrence A. Muenz
                                                     --------------------------
                                                     Lawrence A. Muenz